Financial Instruments and Risk Management (Market Risk - Interest Rate Profile) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fixed rate instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	$ 164	$ 151
Financial liabilities	(1,947)	(1,728)
Total financial instruments, net	(1,783)	(1,577)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	100	128
Financial liabilities	(669)	(714)
Total financial instruments, net	$ (569)	$ (586)